Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

(4) Premises and Equipment

A summary of premises and equipment follows (in thousands):

	At December 31,
	2011	2010

Land	$3,938	3,938
Buildings	7,985	7,776
Leasehold improvements	691	637
Furniture, fixtures and equipment	3,497	3,309
Construction in process	27	217

Total, at cost	16,138	15,877

Less accumulated depreciation and amortization	(3,096)	(2,459)

Premises and equipment, net	$13,042	13,418

The Company leases its Ocala corporate headquarters under an operating lease. This lease is for a term of five years, contains an escalation clause, requires monthly lease payments and common area maintenance charges with options to renew through 2025. Rent expense under this operating lease during the years ended December 31, 2011 and 2010 was $93,000 and $91,000, respectively. The Company offsets occupancy expense with sub-leases on various suites in the building. This provided rental income, net of operating expenses, for 2011 and 2010 of $0 and $0 respectively. The future minimum lease payments, which include certain renewal options as of December 31, 2011, are as follows (in thousands):

Year Ending December 31,	Expense	Income

2012	$104	88
2013	106	16
2014	106	8
2015	18	—

	$334	112